General and administrative expenses (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General And Administrative Expenses [Line Items]
General and administrative expenses	$ 8,807	$ 10,124	$ 10,156